Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Line Items]
Unrecognized loss carryforward	$ 9,261,996	$ 4,519,942	$ 2,011,373
Deferred tax assets recognized on tax losses	0
Taxable income	(42,171,158)	$ (39,891,978)	$ (9,049,103)
Provision for income tax	$ 14,439
Singapore
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	17.00%
Unrecognized loss carryforward	$ 146,316,690
Deferred tax assets recognized on tax losses	$ 0
Taiwan
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	20.00%	17.00%	17.00%
Taiwan | Bottom of Range
Major Components Of Tax Expense Income [Line Items]
Decrease in unappropriated earnings due to the effect of corporate surtax rate	5.00%
Taiwan | Top of Range
Major Components Of Tax Expense Income [Line Items]
Decrease in unappropriated earnings due to the effect of corporate surtax rate	10.00%
Australia
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	30.00%
Taxable income	$ 0	$ 0
Provision for income tax	$ 0	0
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	16.50%
Taxable income	$ 0	0
Provision for income tax	0	0	$ 0
Withholding taxes	$ 0
China
Major Components Of Tax Expense Income [Line Items]
Statutory corporate income tax rate	25.00%
Taxable income	$ 0	0
Provision for income tax	0	0	$ 0
UNITED STATES
Major Components Of Tax Expense Income [Line Items]
Taxable income	0	$ 0
Provision for income tax	$ 0
Federal income tax rate	21.00%
State income tax rate	8.70%